Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Cash and cash equivalents		$ 35,739,253	$ 5,649,692
Total assets		78,713,494	58,949,113
Tanker Segment [Member]
Segment Information [Abstract]
Total assets		5,398,945	12,377,612
LPG Carrier Segment [Member]
Segment Information [Abstract]
Total assets		34,788,280	36,570,846
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	35,738,462	5,648,644
Prepaid expenses and other assets	[1]	$ 2,787,807	$ 4,352,011

[1]	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.